LOSS PER SHARE	12 Months Ended
Jun. 30, 2021
LOSS PER SHARE

9. LOSS PER SHARE

During the year ended June 30, 2021 the Company identified an error in the accounting for its representative warrants and the table below reflected the correction of an immaterial prior period error.

The following reflects the income and share data used in the calculations of basic and diluted loss per share:

	Consolidated
	2021 $	2020 $	2019 $
Loss for the year attributable to the owners of Genetic Technologies Limited	(7,077,619)	(6,294,775)	(6,425,604)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	8,544,157,979	4,155,017,525	2,635,454,870

The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 2(a)(v) for additional information.

Note:	None of the 725,787,500 (2020:553,000,000 and 2019:114,250,000) options/performance rights over the Company’s Ordinary Shares that were outstanding as at the reporting date are considered to be dilutive for the purposes of calculating diluted earnings per share.